Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Computation of the Income (Loss) and Share Data Used in the Basic and Diluted Earnings Per Share
The computation of the income and share data used in the basic and diluted earnings per share is as follows:

	2025	2024	2023
Basic and diluted earnings per share—
Net profit	$671,648	$608,114	$514,097
Weighted-average shares outstanding	41,136	41,670	40,105
Non-vested dividend participating awards	122	127	123
	41,258	41,797	40,228
	16.28	14.55	12.78